Other Intangible Assets - Summary of Other Intangible Assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Amortization of intangibles	£ 36	£ 4	£ 16
Licenses and Software
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	320
Ending Balance	284	320
Licenses and Software | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	430	130
Additions		300
Ending Balance	430	430	130
Licenses and Software | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	110	106
Amortization of intangibles	36	4
Ending Balance	£ 146	£ 110	£ 106